Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of Income Tax Provision

	Years Ended December 31,
	2011	2010	2009
(Dollars in millions)
Current:
Federal	$24.7	$10.0	$(21.3)
State	1.1	0.4	0.1
Foreign	21.5	13.3	11.4

Total current tax provision (benefit)	47.3	23.7	(9.8)
Deferred:
Federal	(6.7)	4.1	22.7
State	0.1	0.3	(0.7)
Foreign	(2.0)	0.8	1.2

Total deferred tax provision	(8.6)	5.2	23.2

Total income tax provision	$38.7	$28.9	$13.4

Summary of Income Taxes Reconciled with the Federal Statutory Rates

	Years Ended December 31,
	2011	2010	2009
Federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	0.7	0.7	(1.2)
Foreign earnings taxed at different rates	1.4	2.4	4.9
Domestic production activities deduction	(1.3)	(0.7)	0.0
Non-deductible fines and penalties	0.2	0.0	1.1
Deferred tax adjustments	0.1	0.0	(0.9)
Change in tax contingency reserves	3.8	0.2	0.3
Other	0.3	1.7	(0.7)

	40.2%	39.3%	38.5%

Summary of Deferred Tax Assets and Liabilities

	December 31,
	2011	2010
(Dollars in millions)
Deferred tax assets:
Pension and other postretirement benefits obligations	$38.7	$30.9
Reserves, including insurance, environmental and deferred revenue	29.8	12.0
Net operating loss benefit	11.2	10.6
Accrued employee compensation	10.7	8.6
Asset retirement obligations	5.1	4.9
Book/tax inventory accounting differences	1.6	1.8
Capital loss benefit	1.5	2.0
Tax credits	0.4	0.3
Excess tax basis on Koppers Australia assets	0.2	0.9
Other	2.4	4.1
Valuation allowance	(10.2)	(11.4)

Total deferred tax assets	91.4	64.7
Deferred tax liabilities:
Tax over book depreciation and amortization	27.6	23.1
Unremitted earnings of foreign subsidiaries	6.1	5.9
Tax/book inventory accounting differences	1.7	1.9
Other	5.5	4.3

Total deferred tax liabilities	40.9	35.2

Net deferred tax assets	$50.5	$29.5

Summary of Unrecognized Tax Benefits

	December 31,
	2011	2010	2009
(Dollars in millions)
Balance at beginning of year	$6.5	$4.0	$4.0
Additions based on tax provisions related to the current year	4.0	0.4	0.5
Additions for tax provisions of prior years	0.0	2.6	0.0
Reductions as a result of a lapse of the applicable statute of limitations	(0.6)	(0.5)	(0.5)

Balance at end of year	$9.9	$6.5	$4.0